REVENUE (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue recognition
Net revenue	¥ 2,582,623	¥ 1,877,030
Service revenue
Revenue recognition
Net revenue	2,567,064	1,876,040
Colocation services
Revenue recognition
Net revenue	2,069,387	1,532,192
Managed service and others
Revenue recognition
Net revenue	497,677	343,848
IT Equipment sales
Revenue recognition
Net revenue	¥ 15,559	¥ 990